Results for the Year	12 Months Ended
Dec. 31, 2022
Results for the Year
Results for the Year

Section 2 Results for the Year

This section includes disclosures related to revenue, information about geographical areas, staff costs, corporate and deferred tax and profit per share. A detailed description of the results for the year is provided in the Financial Review section in the Management’s Review.

2.1 - Revenue

(DKK million)	2022	2021	2020

Revenue by type:
Royalties	11,672	6,977	4,741
Reimbursement revenue	818	531	431
Milestone revenue	1,767	954	351
License revenue	6	-	4,588
Collaboration revenue	332	20	-

Total	14,595	8,482	10,111

Revenue by collaboration partner:
Janssen	10,620	6,847	4,693
AbbVie	1,174	245	4,398
Roche	796	603	305
Novartis	815	236	212
BioNTech	708	416	230
Seagen	413	135	201
Other	69	-	72

Total	14,595	8,482	10,111

Royalties by product:
DARZALEX	10,056	6,135	4,419
TEPEZZA	796	593	298
Kesimpta	779	235	10
Other	41	14	14

Total	11,672	6,977	4,741

ACCOUNTING POLICIES

Genmab recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that it expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that Genmab determines are within the scope of IFRS 15, Genmab performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Genmab only applies the five-step model to contracts when it is probable that the

Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, Genmab assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Royalties: Certain of Genmab’s license and collaboration agreements include sales-based royalties based on the level of sales. The license has been deemed to be the predominant item to which the royalties relate under Genmab’s license and collaboration agreements. As a result, Genmab recognizes revenue when the related sales occur.

Reimbursement Revenue for R&D Services: Genmab’s research collaboration agreements include the provisions for reimbursement or cost sharing for research and development services and payment for FTEs at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by Genmab and revenue for research services is recognized over time rather than at a point in time.

Milestone Revenue: Certain of Genmab’s license and collaboration agreements include development, regulatory and commercial milestone payments based on the level of sales. At the inception of each arrangement that includes milestone payments, Genmab evaluates whether the achievement of milestones is considered highly probable and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of Genmab or the license and collaboration partner, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which Genmab recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, Genmab re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment. Under all of Genmab’s existing license and collaboration agreements, milestone payments have been allocated to the license transfer performance obligation.

License Revenue for Intellectual Property: If the license to Genmab’s functional intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, Genmab recognizes revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, Genmab utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. Under all of Genmab’s existing license and collaboration agreements the license to functional intellectual property has been determined to be distinct from other performance obligations identified in the agreement.

Collaboration Revenue: Collaboration revenue includes net profit sharing arrangements for the sale of commercial products. When Genmab is determined to be the principal in sales to end customers, all product sales are included in net product sales in the income statement. As of December 31, 2022, Genmab has not recorded any net product sales. When Genmab’s collaboration partner is determined to be the principal in sales to end customers, Genmab’s share of net profits for the sale of commercial products is included in collaboration revenue.

Refer to Note 5.6 for detailed information regarding Genmab’s significant Research Collaborations, License Agreements and Collaborative Agreements.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES – revenue recognition

Evaluating the criteria for revenue recognition under license and collaboration agreements requires management’s judgement to assess and determine the following:

●	An estimation of partner net sales amounts in determination of the calculation of royalties.
●	An assessment of whether the achievement of milestone payments is highly probable.
●	An estimation of variable consideration identified in the contract using key assumptions which may include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical and regulatory success.
●	The nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.

2.2 – Information about Geographical Areas

Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, marketed products, product candidates or geographical markets and no segment information is currently prepared for internal reporting.

Accordingly, it has been concluded that it is not relevant to include segment disclosures in the financial statements as Genmab’s business activities are not organized on the basis of differences in related product and geographical areas.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2022		2021		2020

Denmark	14,595	211	8,482	269	10,111	344
Netherlands	-	793	-	422	-	380
United States	-	442	-	470	-	370
Japan	-	70	-	95	-	-

Total	14,595	1,516	8,482	1,256	10,111	1,094

ACCOUNTING POLICIES

Geographical information is presented for Genmab’s revenue and non-current assets. Revenue is attributed to countries on the basis of the location of the legal entity holding the contract with the counterparty. Non-current assets comprise intangible assets, property and equipment, right-of-use assets and receivables.

2.3 – Staff Costs

	2022	2021	2020
(DKK million)

Wages and salaries	1,913	1,174	694
Share-based compensation	439	310	200
Defined contribution plans	112	80	51
Other social security costs	263	155	108
Government grants	(144)	(122)	(119)

Total	2,583	1,597	934

Staff costs are included in the income statement as follows:
Research and development expenses	1,662	1,190	803
Selling, general and administrative expenses	1,065	529	250
Government grants related to research and development expenses	(144)	(122)	(119)

Total	2,583	1,597	934

Average number of FTE	1,460	1,022	656
Number of FTE at year-end	1,660	1,212	781

Refer to Note 4.6 for additional information regarding share-based instruments and Note 5.1 for additional information regarding the remuneration of the Board of Directors and Executive Management.

ACCOUNTING POLICIES

STAFF COSTs

Wages and salaries, other social security costs, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee performs the associated work.

Genmab’s pension plans are classified as defined contribution plans and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are accrued, and outstanding contributions are included in other payables.

Termination benefits are recognized as an expense, when Genmab is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

GOVERNMENT GRANTS

The Dutch Research and Development Act “WBSO” provides compensation for a part of research and development wages and other costs through a reduction in payroll taxes. WBSO grant amounts are offset against wages and salaries and included in research and development expenses in the income statement.

2.4 – Corporate and Deferred Tax

TAXATION – INCOME STATEMENT & SHAREHOLDERS’ EQUITY

	2022	2021	2020
(DKK million)

Current tax on profit	1,498	968	1,191
Adjustment to deferred tax	107	(371)	(112)
Adjustment to unrecognized deferred tax assets	(92)	378	67

Total tax for the period in the income statement	1,513	975	1,146

	2022	2021	2020
(DKK million)

Net profit before tax	7,035	3,983	5,904

Tax at the Danish corporation tax rate of 22% for all periods	1,548	876	1,299

Tax effect of:
Adjustment to unrecognized deferred tax assets	(92)	137	67
Recognition of previously unrecognized tax losses and deductible temporary differences	(12)	119	(222)
Non-deductible expenses/non-taxable income and other permanent differences, net	73	(147)	(5)
All other	(4)	(10)	7

Total tax effect	(35)	99	(153)

Total tax for the period in the income statement	1,513	975	1,146

Total tax for the period in shareholders' equity	(22)	(31)	(44)

Effective Tax Rate	21.5%	24.5%	19.4%

Corporate tax consists of current tax and the adjustment of deferred taxes during the year. The corporate tax expense was DKK 1,513 million in 2022, DKK 975 million in 2021 and DKK 1,146 million in 2020. Tax expenses of DKK 22 million, DKK 31 million, and DKK 44 million related to excess tax benefits for share-based compensation were recorded directly in shareholders’ equity, in 2022, 2021, and 2020, respectively.

TAXATION – BALANCE SHEET

Significant components of the deferred tax asset are as follows:

	2022	2021
(DKK million)

Share-based instruments	128	136
Deferred revenue	113	113
Other temporary differences	11	15

Total Deferred Taxes	252	264

Genmab recognizes deferred tax assets if it is probable that sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilized. Management has considered future taxable income and applied its judgement in assessing whether deferred tax assets should be recognized.

As of December 31, 2022, and 2021, Genmab had gross tax loss carryforwards of DKK 3.2 billion and DKK 2.7 billion, respectively, to reduce future taxable income in the U.S. and the Netherlands. The loss carryforwards generally expire in various periods through 2037; however, U.S. tax losses originating after 2017 and tax losses in the Netherlands available as of December 31, 2022, can be carried forward indefinitely.

ACCOUNTING POLICIES

CORPORATE TAX

Corporate tax, which consists of current tax and deferred taxes for the year, is recognized in the income statement, except to the extent that the tax is attributable to items which directly relate to shareholders’ equity or other comprehensive income.

Current tax assets and liabilities for current and prior periods are measured at the amounts expected to be recovered from or paid to the tax authorities.

DEFERRED TAX

Deferred tax accounting requires recognition of deferred tax on all temporary differences between the carrying amount of assets and liabilities and the tax base of such assets and liabilities. This includes the tax value of certain tax losses carried forward.

Deferred tax is calculated in accordance with the tax regulations in the local countries and the tax rates expected to be in force at the time the deferred tax is utilized. Changes in deferred tax as a result of changes in tax rates are recognized in the income statement.

Deferred tax assets resulting from temporary differences, including the tax value of losses to be carried forward, are recognized only to the extent that it is probable that future taxable profit will be available against which the differences can be utilized.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

DEFERRED TAX

Genmab recognizes deferred tax assets if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future. This judgement is made on an ongoing basis and is based on numerous factors, including actual results, budgets and business plans for the coming years.

Realization of deferred tax assets is dependent upon a number of factors, including future taxable earnings, the timing and amount of which are highly uncertain. A significant portion of Genmab’s future taxable income will be driven by future events that are highly susceptible to factors outside the control of Genmab including commercial growth of DARZALEX, specific clinical outcomes, regulatory approvals, advancement of Genmab’s product pipeline and other matters. Genmab continues to maintain nonrecognition of a significant portion of deferred tax assets related to its subsidiaries until there is sufficient evidence to support the recognition of deferred tax assets. Genmab may recognize deferred tax assets related to its subsidiaries in the future. The recognition of deferred tax assets will result in a decrease to income tax expense in such period.

2.5 – Profit Per Share

(DKK million)	2022	2021	2020

Net profit	5,522	3,008	4,758

(Shares)

Average number of shares outstanding	65,783,130	65,634,300	65,315,975
Average number of treasury shares	(395,829)	(238,663)	(136,969)

Average number of shares excl. treasury shares	65,387,301	65,395,637	65,179,006
Average number of share-based instruments, dilution	622,303	650,114	706,869

Average number of shares, diluted	66,009,604	66,045,751	65,885,875

Basic net profit per share	84.45	46.00	73.00
Diluted net profit per share	83.65	45.54	72.21

In the calculation of the diluted net profit per share for 2022, 68,728 warrants (none of which were vested) have been excluded as these share-based instruments are out of the money, compared to 43,654 and 68,605 (none of which were vested) for 2021 and 2020, respectively.

ACCOUNTING POLICIES

BASIC NET PROFIT PER SHARE

Basic net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares.

DILUTED NET PROFIT PER SHARE

Diluted net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares and adjusted for the dilutive effect of share equivalents.